Key Management Personnel Compensation - Schedule of Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Key Management Personnel Compensation
Short-term employee benefits	$ 1,567,997	$ 1,637,409	$ 1,394,154
Post-employment benefits	154,188	158,080	5,283
Long-term benefits	18,625	10,607	8,110
Share-based payment expenses to KMP and their related entities	290,830	3,300	200,753
Total Key Management Personnel Compensation	$ 2,031,640	$ 1,809,396	$ 1,608,300